Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules. For a detailed discussion on the design of our executive compensation program, including how we align Company pay to Company performance, see the “
Compensation Discussion and Analysis
” section of this proxy statement. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compar ed
to company performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)(4)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)(4)	Value of Initial Fixed $100 Investment Based On:		U.S. GAAP Net Income (Loss) (6)	Adjusted EBITDA (7)
					TSR (5)	Peer Group TSR (5)
2024	$6,779,237	$13,816,269	$3,038,382	$5,805,345	$150.60	$136.97	$73,813	$258,049
2023	$6,894,394	$9,756,769	$2,688,551	$3,640,331	$102.98	$118.87	$53,852	$271,947
2022	$6,094,331	$4,572,696	$2,098,304	$1,608,445	$77.74	$87.82	$56,706	$242,619
2021	$6,634,501	$9,604,526	$2,514,297	$3,527,344	$95.00	$111.22	$(89,682)	$99,171
2020	$4,071,093	$(274,074)	$1,508,630	$192,520	$70.83	$100.52	$(262,370)	$(21,173)

(1)
For each year shown, the CEO was Bruce D. Wardinski. For 2024, 2023 and 2022, the other NEOs were Ryan Hymel, Greg Maliassas, Fernando Mulet, and Tracy M.J. Colden. For 2021, the other NEOs were Ryan Hymel, Kevin Froemming, Greg Maliassas, and Fernando Mulet. For 2020, the other NEOs were Ryan Hymel, Alexander Stadlin, Kevin Froemming, and Tracy M.J. Colden.

(2)	The values reflected in this column reflect the “Total” compensation set forth in the SCT. See the footnotes to the SCT for further detail regarding the amounts in this column.
(3)
Compensation actually paid (“
CAP
”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs for 2024.

CEO
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	Plus (Minus) Change in Fair Value of Prior Years’ Unvested Awards	(Minus) Plus Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2024	$6,779,237	$(4,747,468)	$8,838,833	$3,305,798	$(360,131)	$—	$13,816,269

Other NEOs
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2024	$3,038,382	$(2,012,580)	$3,747,021	$1,154,186	$(121,665)	$—	$5,805,345

(4)
The fair value of our performance-based restricted shares used to compute CAP was estimated using a Monte-Carlo model, as the TSR and CAGR components are market conditions as defined by ASC 718,
Compensation—Stock Compensation.
The table below summarizes the key inputs used in the Monte-Carlo simulations, based on the year the award was granted:

	2024	2023	2022	2021	2019	2018
Volatility	33.5%	35.5% - 39.2%	31.4% - 43.6%	45.6% - 81.0%	26.6%	26.4%
Interest Rate	4.2%	4.1% - 4.2%	4.4% - 4.7%	0.7% - 4.7%	1.6%	1.6%
Dividend Yield	—	—	—	—	—	—

(5)
Reflects the cumulative TSR of the Company and the Dow Jones United States Travel and Leisure Index (DJUSCG) for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(6)	Amounts in thousands.
(7)
Amounts in thousands. Please refer to our Annual Report on Form 10-K for the year ended December 31, 2024 for a discussion of adjusted EBITDA for each applicable year and a description of how it is calculated.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(1)
For each year shown, the CEO was Bruce D. Wardinski. For 2024, 2023 and 2022, the other NEOs were Ryan Hymel, Greg Maliassas, Fernando Mulet, and Tracy M.J. Colden. For 2021, the other NEOs were Ryan Hymel, Kevin Froemming, Greg Maliassas, and Fernando Mulet. For 2020, the other NEOs were Ryan Hymel, Alexander Stadlin, Kevin Froemming, and Tracy M.J. Colden.

Peer Group Issuers, Footnote
(5)
Reflects the cumulative TSR of the Company and the Dow Jones United States Travel and Leisure Index (DJUSCG) for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023, and the five years ended December 31, 2024 assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 6,779,237	$ 6,894,394	$ 6,094,331	$ 6,634,501	$ 4,071,093
PEO Actually Paid Compensation Amount	$ 13,816,269	9,756,769	4,572,696	9,604,526	(274,074)
Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid (“
CAP
”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs for 2024.

CEO
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	Plus (Minus) Change in Fair Value of Prior Years’ Unvested Awards	(Minus) Plus Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2024	$6,779,237	$(4,747,468)	$8,838,833	$3,305,798	$(360,131)	$—	$13,816,269

Non-PEO NEO Average Total Compensation Amount	$ 3,038,382	2,688,551	2,098,304	2,514,297	1,508,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,805,345	3,640,331	1,608,445	3,527,344	192,520
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid (“
CAP
”) is defined by the SEC and is computed by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs for 2024.

Other NEOs
Year	SCT Total Compensation	Minus SCT Equity Awards	Plus Fair Value of New Unvested Awards	(Minus) Plus Change in Fair Value of Prior Years’ Unvested Awards	Plus (Minus) Change in Fair Value of Vested Awards	Minus Fair Value of Forfeited Awards	Equals CAP
2024	$3,038,382	$(2,012,580)	$3,747,021	$1,154,186	$(121,665)	$—	$5,805,345

Compensation Actually Paid vs. Total Shareholder Return
Relationship of SEC CAP to Performance
The following graphs illustrate the relationship during 2020—2024 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth
in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the Dow Jones United States Travel and Leisure Index, (ii) our U.S. GAAP net income or loss, and (iii) our Adjusted EBITDA (in each case as set forth in the table above).

Compensation Actually Paid vs. Net Income
Relationship of SEC CAP to Performance
The following graphs illustrate the relationship during 2020—2024 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth
in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the Dow Jones United States Travel and Leisure Index, (ii) our U.S. GAAP net income or loss, and (iii) our Adjusted EBITDA (in each case as set forth in the table above).

Compensation Actually Paid vs. Company Selected Measure
Relationship of SEC CAP to Performance
The following graphs illustrate the relationship during 2020—2024 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth
in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the Dow Jones United States Travel and Leisure Index, (ii) our U.S. GAAP net income or loss, and (iii) our Adjusted EBITDA (in each case as set forth in the table above).

Total Shareholder Return Vs Peer Group
Relationship of SEC CAP to Performance
The following graphs illustrate the relationship during 2020—2024 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth
in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the Dow Jones United States Travel and Leisure Index, (ii) our U.S. GAAP net income or loss, and (iii) our Adjusted EBITDA (in each case as set forth in the table above).

Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures
Adjusted EBITDA
Relative TSR
Share Price Compound Average Growth Rate

Total Shareholder Return Amount	$ 150.6	102.98	77.74	95	70.83
Peer Group Total Shareholder Return Amount	136.97	118.87	87.82	111.22	100.52
Net Income (Loss)	$ 73,813,000	$ 53,852,000	$ 56,706,000	$ (89,682,000)	$ (262,370,000)
Company Selected Measure Amount	258,049,000	271,947,000	242,619,000	99,171,000	(21,173,000)
PEO Name	Bruce D. Wardinski
Additional 402(v) Disclosure
(4)
The fair value of our performance-based restricted shares used to compute CAP was estimated using a Monte-Carlo model, as the TSR and CAGR components are market conditions as defined by ASC 718,
Compensation—Stock Compensation.
The table below summarizes the key inputs used in the Monte-Carlo simulations, based on the year the award was granted:

	2024	2023	2022	2021	2019	2018
Volatility	33.5%	35.5% - 39.2%	31.4% - 43.6%	45.6% - 81.0%	26.6%	26.4%
Interest Rate	4.2%	4.1% - 4.2%	4.4% - 4.7%	0.7% - 4.7%	1.6%	1.6%
Dividend Yield	—	—	—	—	—	—

Total Shareholder Return And Compounded Annual Growth Rate, Volatility	33.50%					26.60%	26.40%
Total Shareholder Return And Compounded Annual Growth Rate, Volatility, Minimum		35.50%	31.40%	45.60%
Total Shareholder Return And Compounded Annual Growth Rate, Volatility, Maximum		39.20%	43.60%	81.00%
Total Shareholder Return And Compounded Annual Growth Rate, Interest Rate	4.20%					1.60%	1.60%
Total Shareholder Return And Compounded Annual Growth Rate, Interest Rate, Minimum		4.10%	4.40%	0.70%
Total Shareholder Return And Compounded Annual Growth Rate, Interest Rate, Maximum		4.20%	4.70%	4.70%
Total Shareholder Return And Compounded Annual Growth Rate, Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Amounts in thousands. Please refer to our Annual Report on Form 10-K for the year ended December 31, 2024 for a discussion of adjusted EBITDA for each applicable year and a description of how it is calculated.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Share Price Compound Average Growth Rate
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,747,468)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,838,833
PEO | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,305,798
PEO | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,131)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,012,580)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,747,021
Non-PEO NEO | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,154,186
Non-PEO NEO | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (121,665)